UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund:  BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 4.4%
General Dynamics Corp. (a)	150,500	$9,547,720
Honeywell International, Inc.	158,400	9,195,120
Northrop Grumman Corp. (a)	158,700	10,505,940
Raytheon Co.	275,500	15,284,740
Rockwell Collins, Inc.	53,400	2,700,438
United Technologies Corp. (a)	236,800	17,627,392

		64,861,350

Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B (a)	135,100	10,214,911

Auto Components – 0.3%
Johnson Controls, Inc. (a)	185,900	4,582,435

Beverages – 2.2%
The Coca-Cola Co. (a)	210,900	17,040,720
Diageo Plc - ADR (a)	144,800	15,479,120

		32,519,840

Building Products – 0.4%
A.O. Smith Corp.	52,550	2,597,021
Fortune Brands Home & Security, Inc. (a)(b)	12,400	274,288
Masco Corp. (a)	225,400	2,711,562

		5,582,871

Capital Markets – 0.1%
Federated Investors, Inc., Class B	60,046	1,207,525

Chemicals – 2.6%
The Dow Chemical Co. (a)	232,800	6,699,984
E.I. du Pont de Nemours & Co. (a)	400,000	19,880,000
Olin Corp.	234,400	4,744,256
Praxair, Inc. (a)	77,100	7,999,896

		39,324,136

Commercial Banks – 7.4%
Bank of Hawaii Corp.	43,000	2,008,530
Bank of Nova Scotia (a)	239,100	12,481,313
Cullen/Frost Bankers, Inc.	92,000	5,088,520
Iberiabank Corp.	23,200	1,086,456
M&T Bank Corp. (a)	32,600	2,798,384
National Bank of Canada (a)	196,000	14,595,682
The Toronto-Dominion Bank (a)	141,600	11,126,928
Trustmark Corp.	11,500	278,070
U.S. Bancorp (a)	607,900	20,364,650
Valley National Bancorp	113,310	1,053,783
Wells Fargo & Co. (a)	1,145,300	38,722,593

		109,604,909

Commercial Services & Supplies – 0.2%
ABM Industries, Inc.	103,800	1,930,680
McGrath RentCorp	22,461	597,687
Mine Safety Appliances Co.	21,200	727,584

		3,255,951

Construction Materials – 0.1%
Vulcan Materials Co.	27,300	1,057,602

Common Stocks	Shares	Value
Consumer Finance – 1.0%
American Express Co.	262,200	$15,131,562

Containers & Packaging – 0.4%
Bemis Co., Inc.	75,500	2,321,625
Sonoco Products Co. (a)	99,500	3,015,845

		5,337,470

Distributors – 0.3%
Fastenal Co. (a)	61,500	2,651,880
Genuine Parts Co. (a)	32,300	2,068,169

		4,720,049

Diversified Financial Services – 2.3%
Bank of America Corp. (a)	691,600	5,076,344
JPMorgan Chase & Co. (a)	803,000	28,908,000

		33,984,344

Diversified Telecommunication Services – 4.7%
AT&T Inc. (a)	646,100	24,500,112
BCE, Inc. (a)	104,900	4,462,446
CenturyLink, Inc. (a)	443,000	18,402,220
Verizon Communications, Inc. (a)	503,700	22,737,018

		70,101,796

Electric Utilities – 4.9%
American Electric Power Co., Inc. (a)	133,500	5,639,040
Duke Energy Corp. (a)	78,066	5,291,313
Edison International	100,000	4,618,000
FirstEnergy Corp. (a)	155,690	7,818,752
ITC Holdings Corp.	34,600	2,566,974
NextEra Energy, Inc. (a)	171,400	12,152,260
Northeast Utilities	467,544	18,645,655
Otter Tail Corp. (a)	55,761	1,308,711
PPL Corp.	74,100	2,141,490
The Southern Co.	277,800	13,376,070

		73,558,265

Electrical Equipment – 0.9%
Brady Corp., Class A	109,300	2,899,729
Rockwell Automation, Inc. (a)	60,800	4,095,488
Roper Industries, Inc. (a)	67,400	6,702,930

		13,698,147

Energy Equipment & Services – 0.6%
Helmerich & Payne, Inc. (a)	63,200	2,938,800
Schlumberger Ltd. (a)	92,800	6,612,928

		9,551,728

Food & Staples Retailing – 0.6%
Wal-Mart Stores, Inc. (a)	111,400	8,291,502

Food Products – 4.5%
Beam, Inc. (a)	28,400	1,785,792
General Mills, Inc. (a)	261,700	10,127,790
HJ Heinz Co.	164,400	9,076,524
Hormel Foods Corp. (a)	10,000	279,100

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of	ADR	American Depositary Receipt	REIT	Real Estate Investment Trust
Investments, the names and descriptions of many securities have	CAD	Canadian Dollar	USD	US Dollar
been abbreviated according to the following list:

JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
The J.M. Smucker Co. (a)	16,705	$1,282,944
Kraft Foods, Inc., Class A (a)	417,385	16,574,358
Lancaster Colony Corp.	45,800	3,173,482
Mead Johnson Nutrition Co. (a)	154,500	11,272,320
Unilever NV (a)	406,200	14,074,830

		67,647,140

Gas Utilities – 0.9%
Energen Corp.	57,500	2,944,575
New Jersey Resources Corp.	121,200	5,563,080
Northwest Natural Gas Co.	79,700	3,880,593
South Jersey Industries, Inc.	35,000	1,850,100

		14,238,348

Health Care Providers & Services – 0.3%
Quest Diagnostics, Inc. (a)	89,200	5,211,956

Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp. (a)	229,000	20,463,440

Household Durables – 0.5%
Stanley Black & Decker, Inc. (a)	105,500	7,056,895

Household Products – 1.7%
Kimberly-Clark Corp. (a)	124,850	10,850,714
The Procter & Gamble Co. (a)	236,400	15,257,256

		26,107,970

Industrial Conglomerates – 2.5%
3M Co. (a)	122,100	11,139,183
General Electric Co. (a)	1,111,200	23,057,400
Raven Industries, Inc. (a)	79,656	2,607,141

		36,803,724

Insurance – 3.7%
ACE Ltd.	108,800	7,996,800
Arthur J. Gallagher & Co.	38,000	1,348,240
The Chubb Corp. (a)	189,500	13,774,755
Erie Indemnity Co., Class A	51,300	3,657,177
Mercury General Corp.	31,000	1,122,820
Old Republic International Corp.	226,400	1,824,784
Prudential Financial, Inc. (a)	151,200	7,299,936
The Travelers Cos., Inc. (a)	280,500	17,573,325

		54,597,837

IT Services – 1.9%
Automatic Data Processing, Inc. (a)	51,760	2,927,028
International Business Machines Corp. (a)	131,800	25,830,164

		28,757,192

Leisure Equipment & Products – 1.1%
Mattel, Inc. (a)	192,200	6,759,674
Polaris Industries, Inc. (a)	121,000	9,094,360

		15,854,034

Machinery – 3.7%
Caterpillar, Inc. (a)	254,600	21,439,866
Deere & Co. (a)	279,700	21,486,554
Dover Corp. (a)	54,400	2,963,168
Graco, Inc.	39,600	1,816,848
NACCO Industries, Inc., Class A	11,400	1,141,710
Pentair, Inc. (a)	145,300	6,368,499

		55,216,645

Media – 2.3%
Comcast Corp., Special Class A (a)	537,700	17,168,761
Time Warner Cable, Inc. (a)	138,766	11,785,396

Common Stocks	Shares	Value
Media (concluded)
The Walt Disney Co. (a)	99,900	$4,909,086

		33,863,243

Metals & Mining – 2.4%
BHP Billiton Ltd. - ADR (a)	372,100	24,685,114
Rio Tinto Plc - ADR (a)	145,700	6,732,797
Southern Copper Corp. (a)	125,877	4,063,310

		35,481,221

Multiline Retail – 0.2%
Family Dollar Stores, Inc.	51,200	3,383,296

Multi-Utilities – 2.6%
Consolidated Edison, Inc. (a)	58,600	3,779,700
Dominion Resources, Inc. (a)	242,300	13,159,313
Integrys Energy Group, Inc.	74,200	4,492,068
Public Service Enterprise Group, Inc.	252,800	8,403,072
Sempra Energy (a)	72,400	5,097,684
Wisconsin Energy Corp.	109,000	4,440,660

		39,372,497

Oil, Gas & Consumable Fuels – 10.7%
Chevron Corp.	373,850	40,966,483
ConocoPhillips	114,460	6,231,202
Enbridge, Inc. (a)	451,000	18,451,942
EQT Corp. (a)	136,600	7,704,240
Exxon Mobil Corp. (a)	333,200	28,938,420
Kinder Morgan, Inc. (a)	60,800	2,177,248
Marathon Oil Corp. (a)	248,700	6,583,089
Marathon Petroleum Corp. (a)	106,100	5,018,530
Occidental Petroleum Corp. (a)	128,800	11,209,464
Peabody Energy Corp. (a)	45,100	941,688
Phillips 66 (a)	78,150	2,938,440
Royal Dutch Shell Plc, Class A - ADR	49,900	3,403,180
Spectra Energy Corp. (a)	218,900	6,718,041
Total SA- ADR (a)	376,500	17,300,175

		158,582,142

Paper & Forest Products – 0.5%
MeadWestvaco Corp.	260,900	7,409,560

Pharmaceuticals – 6.3%
Abbott Laboratories (a)	182,700	12,114,837
Bristol-Myers Squibb Co. (a)	368,900	13,132,840
Johnson & Johnson (a)	244,400	16,917,368
Merck & Co., Inc. (a)	488,500	21,577,045
Pfizer, Inc. (a)	1,245,200	29,934,608

		93,676,698

Real Estate Investment Trusts (REITs) – 2.2%
Federal Realty Investment Trust - REIT	36,600	3,976,956
Home Properties, Inc. (c)	86,300	5,662,143
Liberty Property Trust	60,800	2,206,432
National Retail Properties, Inc. (a)	39,500	1,165,250
Realty Income Corp.	69,418	2,860,022
Sovran Self Storage, Inc.	37,680	2,151,528
Tanger Factory Outlet Centers	66,000	2,125,200
UDR, Inc. (c)	141,600	3,767,976
Washington REIT	62,300	1,663,410
Weingarten Realty Investors	94,600	2,542,848
Weyerhaeuser Co. (a)	192,100	4,485,535

		32,607,300

Road & Rail – 1.6%
Canadian National Railway Co. (a)	163,600	14,409,888

2	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail (concluded)
Union Pacific Corp. (a)	72,500	$8,889,225

		23,299,113

Semiconductors & Semiconductor Equipment – 1.4%
Intel Corp. (a)	614,800	15,800,360
Linear Technology Corp. (a)	147,100	4,743,975

		20,544,335

Software – 1.3%
Microsoft Corp. (a)	663,400	19,550,398

Specialty Retail – 2.7%
The Home Depot, Inc. (a)	454,000	23,689,720
Limited Brands, Inc. (a)	359,400	17,089,470

		40,779,190

Textiles, Apparel & Luxury Goods – 1.1%
VF Corp. (a)	107,400	16,034,820

Tobacco – 3.3%
Altria Group, Inc. (a)	219,300	7,888,221
Lorillard, Inc. (a)	92,400	11,886,336
Philip Morris International, Inc. (a)	269,300	24,624,792
Universal Corp. (a)	69,700	3,174,138
Vector Group Ltd.	100,010	1,699,170

		49,272,657

Water Utilities – 1.0%
American Water Works Co., Inc.	215,400	7,808,250
Aqua America, Inc.	237,300	6,084,372
California Water Service Group	64,918	1,199,035

		15,091,657

Wireless Telecommunication Services – 0.4%
Vodafone Group Plc - ADR (a)	200,200	5,755,750

Total Long-Term Investments
(Cost – $1,341,775,248) – 96.3%		1,433,245,451

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(f)	59,101,474	59,101,474

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.30% (d)(e)(f)	$1,983	1,983,300

Total Short-Term Securities
(Cost – $61,084,774) – 4.1%		61,084,774

Total Investments Before Outstanding Options Written
(Cost – $1,402,860,022*) – 100.4%		1,494,330,225

Options Written	Contracts	Value
Exchange-Traded Call Options – (0.9)%
3M Co.:
Strike Price USD 88.45, Expires 8/10/12	610	$ (179,779)
Strike Price USD 92.50, Expires 9/24/12	60	(8,580)
Abbott Laboratories:
Strike Price USD 65.70, Expires 8/18/12	890	(107,854)
Strike Price USD 65, Expires 9/24/12	200	(45,400)
Altria Group, Inc., Strike Price USD 35.80, Expires 9/13/12	345	(20,704)
American Electric Power Co., Inc., Strike Price USD 40, Expires 8/20/12	735	(169,050)
AT&T Inc.:
Strike Price USD 36, Expires 8/20/12	1,425	(286,425)
Strike Price USD 35.75, Expires 8/29/12	1,150	(250,614)
Automatic Data Processing, Inc., Strike Price USD 55, Expires 8/20/12	285	(57,000)
Bank of America Corp.:
Strike Price USD 8, Expires 8/20/12	1,710	(7,695)
Strike Price USD 7.50, Expires 9/22/12	2,100	(68,187)
Bank of Nova Scotia:
Strike Price CAD 52, Expires 9/24/12	300	(48,312)
Strike Price CAD 53, Expires 9/24/12	1,130	(119,440)
BCE, Inc., Strike Price USD 42.25, Expires 8/24/12	120	(11,412)
Beam, Inc., Strike Price USD 62.50, Expires 8/20/12	156	(24,960)
BHP Billiton Ltd. - ADR:
Strike Price USD 65, Expires 8/20/12	1,020	(265,710)
Strike Price USD 65, Expires 9/24/12	1,020	(359,550)
Bristol-Myers Squibb Co., Strike Price USD 36, Expires 8/20/12	850	(25,925)
Canadian National Railway Co., Strike Price USD 90, Expires 9/24/12	50	(8,125)
Caterpillar, Inc.:
Strike Price USD 90, Expires 8/20/12	700	(21,350)
Strike Price USD 92.50, Expires 8/20/12	700	(8,050)
CenturyLink, Inc.:
Strike Price USD 42, Expires 8/20/12	990	(59,400)
Strike Price USD 42, Expires 9/24/12	990	(74,250)
The Chubb Corp., Strike Price USD 72.50, Expires 8/24/12	125	(16,189)
The Coca-Cola Co.:
Strike Price USD 75, Expires 8/20/12	400	(236,000)
Strike Price USD 77.50, Expires 8/20/12	365	(129,575)
Strike Price USD 77.50, Expires 9/24/12	400	(154,000)

JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Comcast Corp., Special Class A:
Strike Price USD 31, Expires 8/20/12	2,630	$ (368,200)
Strike Price USD 32, Expires 9/24/12	330	(34,650)
Consolidated Edison, Inc., Strike Price USD 62.50, Expires 8/20/12	322	(68,425)
Deere & Co., Strike Price USD 80, Expires 8/20/12	915	(64,965)
Diageo Plc - ADR:
Strike Price USD 100.50, Expires 8/08/12	240	(153,600)
Strike Price USD 105, Expires 9/24/12	560	(207,200)
Dominion Resources, Inc.:
Strike Price USD 53.25, Expires 9/14/12	250	(36,934)
Strike Price USD 55, Expires 9/24/12	494	(27,170)
Dover Corp., Strike Price USD 55, Expires 9/24/12	300	(51,750)
The Dow Chemical Co.:
Strike Price USD 31, Expires 8/20/12	773	(4,252)
Strike Price USD 31, Expires 9/24/12	44	(1,320)
Duke Energy Corp., Strike Price USD 65, Expires 8/20/12	125	(35,312)
E.I. du Pont de Nemours & Co., Strike Price USD 50, Expires 8/20/12	1,300	(73,450)
Enbridge, Inc., Strike Price CAD 40, Expires 8/20/12	2,480	(288,099)
EQT Corp., Strike Price USD 52.50, Expires 8/18/12	360	(167,060)
Exxon Mobil Corp., Strike Price USD 84, Expires 8/18/12	675	(211,950)
Fastenal Co., Strike Price USD 45, Expires 9/24/12	345	(37,950)
FirstEnergy Corp.:
Strike Price USD 48, Expires 8/20/12	405	(90,112)
Strike Price USD 49, Expires 8/20/12	300	(38,250)
Fortune Brands Home & Security, Inc., Strike Price USD 22.50, Expires 8/20/12	124	(6,820)
General Dynamics Corp., Strike Price USD 65, Expires 8/20/12	830	(37,350)
General Electric Co.:
Strike Price USD 20.15, Expires 8/13/12	2,000	(138,226)
Strike Price USD 20, Expires 8/20/12	2,040	(179,520)
Strike Price USD 20, Expires 9/24/12	1,800	(193,500)
Strike Price USD 21, Expires 9/24/12	270	(12,420)
General Mills, Inc., Strike Price USD 39, Expires 8/20/12	290	(6,670)
Genuine Parts Co., Strike Price USD 65, Expires 9/24/12	180	(24,750)
Helmerich & Payne, Inc.:
Strike Price USD 42.50, Expires 8/20/12	125	(56,250)
Strike Price USD 47.50, Expires 8/20/12	140	(15,750)
Strike Price USD 47.50, Expires 9/24/12	80	(18,200)
The Home Depot, Inc., Strike Price USD 52.50, Expires 8/20/12	1,250	(120,625)
Hormel Foods Corp., Strike Price USD 28.25, Expires 9/07/12	100	(4,747)
Intel Corp.:
Strike Price USD 27, Expires 8/20/12	1,495	(9,718)
Strike Price USD 28, Expires 8/20/12	750	(1,125)
Strike Price USD 26, Expires 9/24/12	390	(22,425)
Strike Price USD 27, Expires 10/22/12	745	(36,878)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
International Business Machines Corp.:
Strike Price USD 195, Expires 8/20/12	100	$(30,500)
Strike Price USD 200, Expires 8/20/12	100	(9,700)
The J.M. Smucker Co., Strike Price USD 76, Expires 8/18/12	167	(24,073)
Johnson & Johnson:
Strike Price USD 66.75, Expires 8/07/12	470	(116,090)
Strike Price USD 70, Expires 8/20/12	365	(15,330)
Strike Price USD 70, Expires 9/24/12	275	(18,700)
Johnson Controls, Inc.:
Strike Price USD 25, Expires 9/24/12	870	(73,950)
Strike Price USD 26, Expires 9/24/12	250	(11,250)
JPMorgan Chase & Co.:
Strike Price USD 36, Expires 8/20/12	500	(45,250)
Strike Price USD 37, Expires 8/20/12	1,230	(56,580)
Strike Price USD 35, Expires 9/24/12	2,230	(472,760)
Kimberly-Clark Corp., Strike Price USD 82.50, Expires 8/20/12	375	(172,500)
Kinder Morgan, Inc., Strike Price USD 35, Expires 9/24/12	335	(49,748)
Kraft Foods, Inc., Class A:
Strike Price USD 40, Expires 8/20/12	235	(12,338)
Strike Price USD 40, Expires 9/24/12	500	(40,000)
Limited Brands, Inc.:
Strike Price USD 42, Expires 8/20/12	835	(475,950)
Strike Price USD 47, Expires 8/20/12	300	(51,000)
Linear Technology Corp., Strike Price USD 30.50, Expires 8/02/12	810	(141,750)
Lorillard, Inc., Strike Price USD 130, Expires 9/24/12	120	(41,400)
M&T Bank Corp.:
Strike Price USD 80, Expires 8/20/12	125	(76,875)
Strike Price USD 85, Expires 9/24/12	55	(14,988)
Marathon Oil Corp.:
Strike Price USD 26, Expires 8/20/12	615	(61,192)
Strike Price USD 27, Expires 9/24/12	815	(70,905)
Marathon Petroleum Corp.:
Strike Price USD 47.50, Expires 8/20/12	292	(31,390)
Strike Price USD 47.50, Expires 9/24/12	292	(54,750)
Masco Corp.:
Strike Price USD 14, Expires 8/20/12	940	(4,700)
Strike Price USD 15, Expires 8/20/12	300	(1,500)
Mattel, Inc.:
Strike Price USD 34, Expires 9/24/12	530	(90,100)
Strike Price USD 35, Expires 9/24/12	530	(55,650)
McDonald’s Corp.:
Strike Price USD 90, Expires 8/20/12	185	(15,910)
Strike Price USD 92.50, Expires 8/20/12	285	(5,415)
Strike Price USD 90, Expires 9/24/12	790	(112,180)
Mead Johnson Nutrition Co.:
Strike Price USD 75, Expires 8/20/12	170	(15,980)
Strike Price USD 90, Expires 8/20/12	240	(1,920)
Merck & Co., Inc.:
Strike Price USD 43, Expires 8/20/12	1,078	(151,998)
Strike Price USD 44, Expires 9/24/12	1,078	(119,119)
Microsoft Corp.:
Strike Price USD 30, Expires 8/20/12	1,140	(30,210)
Strike Price USD 31, Expires 8/20/12	930	(7,905)
Strike Price USD 30.65, Expires 9/22/12	1,580	(54,376)

4	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
National Bank of Canada:
Strike Price CAD 75, Expires 9/24/12	100	$(17,251)
Strike Price CAD 75, Expires 9/24/12	990	(166,835)
National Retail Properties, Inc., Strike Price USD 27.50, Expires 8/15/12	395	(79,000)
NextEra Energy, Inc., Strike Price USD 67.50, Expires 8/20/12	200	(70,000)
Northrop Grumman Corp., Strike Price USD 65, Expires 8/20/12	433	(74,692)
Occidental Petroleum Corp.:
Strike Price USD 87.50, Expires 8/20/12	86	(17,286)
Strike Price USD 90, Expires 8/20/12	450	(44,100)
Strike Price USD 87.50, Expires 9/24/12	86	(29,025)
Strike Price USD 90, Expires 9/24/12	85	(18,785)
Otter Tail Corp., Strike Price USD 23.35, Expires 9/26/12	80	(5,430)
Peabody Energy Corp.:
Strike Price USD 26, Expires 8/20/12	125	(750)
Strike Price USD 27, Expires 8/20/12	125	(500)
Pentair, Inc., Strike Price USD 40, Expires 9/24/12	400	(180,000)
Pfizer, Inc.:
Strike Price USD 22.85, Expires 8/18/12	2,100	(254,457)
Strike Price USD 24.50, Expires 9/22/12	1,310	(53,710)
Strike Price USD 24, Expires 9/24/12	680	(36,380)
Philip Morris International, Inc., Strike Price USD 90, Expires 8/20/12	1,370	(281,535)
Phillips 66:
Strike Price USD 35, Expires 8/20/12	200	(63,000)
Strike Price USD 36, Expires 8/20/12	80	(18,600)
Strike Price USD 38, Expires 8/20/12	150	(16,500)
Polaris Industries, Inc.:
Strike Price USD 77.50, Expires 8/20/12	220	(25,850)
Strike Price USD 77.50, Expires 9/24/12	445	(115,700)
Praxair, Inc., Strike Price USD 110, Expires 8/20/12	425	(6,375)
The Procter & Gamble Co.:
Strike Price USD 60, Expires 8/20/12	7	(3,255)
Strike Price USD 65, Expires 8/20/12	295	(21,092)
Prudential Financial, Inc.:
Strike Price USD 50, Expires 8/08/12	235	(5,307)
Strike Price USD 50, Expires 8/20/12	500	(30,000)
Strike Price USD 50, Expires 9/24/12	150	(20,175)
Quest Diagnostics, Inc., Strike Price USD 60, Expires 8/20/12	490	(24,500)
Raven Industries, Inc., Strike Price USD 34.50, Expires 8/23/12	438	(23,143)
Rio Tinto Plc - ADR, Strike Price USD 50, Expires 8/20/12	810	(18,225)
Rockwell Automation, Inc.:
Strike Price USD 65, Expires 8/20/12	150	(47,625)
Strike Price USD 70, Expires 8/20/12	25	(1,500)
Strike Price USD 70, Expires 9/24/12	160	(28,000)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Roper Industries, Inc.:
Strike Price USD 100, Expires 8/20/12	145	$(23,925)
Strike Price USD 100, Expires 9/24/12	225	(73,125)
Schlumberger Ltd., Strike Price USD 71, Expires 9/07/12	510	(142,609)
Sempra Energy, Strike Price USD 70, Expires 8/20/12	130	(16,575)
Sonoco Products Co., Strike Price USD 30, Expires 8/20/12	547	(35,555)
Southern Copper Corp.:
Strike Price USD 31, Expires 8/20/12	346	(54,495)
Strike Price USD 32, Expires 9/24/12	346	(44,980)
Spectra Energy Corp., Strike Price USD 30, Expires 9/24/12	710	(74,550)
Stanley Black & Decker, Inc., Strike Price USD 67.50, Expires 9/24/12	580	(133,400)
Time Warner Cable, Inc.:
Strike Price USD 80, Expires 8/09/12	390	(196,055)
Strike Price USD 85, Expires 9/24/12	375	(99,375)
The Toronto-Dominion Bank:
Strike Price USD 80, Expires 8/20/12	200	(11,000)
Strike Price USD 80, Expires 9/24/12	580	(88,450)
Total SA - ADR, Strike Price USD 45, Expires 8/20/12	1,210	(187,550)
The Travelers Cos., Inc., Strike Price USD 65, Expires 8/20/12	340	(5,100)
U.S. Bancorp:
Strike Price USD 32, Expires 8/20/12	1,950	(324,675)
Strike Price USD 33, Expires 8/20/12	1,400	(119,700)
Unilever NV, Strike Price USD 33.50, Expires 8/24/12	290	(34,647)
Union Pacific Corp., Strike Price USD 120, Expires 8/20/12	400	(161,000)
United Parcel Service, Inc., Class B, Strike Price USD 77.50, Expires 8/20/12	200	(5,900)
United Technologies Corp., Strike Price USD 75, Expires 8/20/12	650	(67,275)
Universal Corp., Strike Price USD 47, Expires 8/09/12	195	(2,746)
Verizon Communications, Inc., Strike Price USD 44, Expires 8/20/12	200	(27,000)
VF Corp., Strike Price USD 145, Expires 8/20/12	300	(178,500)
Vodafone Group Plc - ADR:
Strike Price USD 28, Expires 9/24/12	775	(96,875)
Strike Price USD 29, Expires 9/24/12	235	(14,688)
Wal-Mart Stores, Inc.:
Strike Price USD 68.50, Expires 8/07/12	280	(166,040)
Strike Price USD 72.50, Expires 9/24/12	330	(93,060)
The Walt Disney Co.:
Strike Price USD 47, Expires 8/20/12	375	(97,312)
Strike Price USD 48, Expires 9/24/12	175	(40,688)
Wells Fargo & Co.:
Strike Price USD 34, Expires 8/20/12	1,475	(64,900)
Strike Price USD 35, Expires 9/24/12	1,655	(82,750)

JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Weyerhaeuser Co.:
Strike Price USD 23, Expires 8/20/12	90	$(6,300)
Strike Price USD 23, Expires 9/24/12	485	(53,350)
Strike Price USD 24, Expires 9/24/12	485	(27,888)

Total Exchange-Traded Call Options		(13,095,712)

Over-the-Counter Call Options – (0.8)%
A.O. Smith Corp., Strike Price USD 50.37, Expires 9/13/12, Broker Banc of America Securities	29,000	(42,686)
ABM Industries, Inc.:
Strike Price USD 18.92, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	35,000	(7,124)
Strike Price USD 18.45, Expires 8/27/12, Broker Citigroup Global Markets, Inc.	45,000	(27,768)
Strike Price USD 18.91, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	23,800	(5,430)
ACE Ltd.:
Strike Price USD 72.93, Expires 8/16/12, Broker Morgan Stanley & Co., Inc.	30,000	(40,144)
Strike Price USD 73, Expires 8/31/12, Broker Morgan Stanley & Co., Inc.	30,000	(50,597)
Altria Group, Inc., Strike Price USD 32.30, Expires 8/07/12, Broker Goldman Sachs & Co.	86,000	(315,620)
American Express Co., Strike Price USD 56.31, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	144,500	(206,220)
American Water Works Co., Inc.:
Strike Price USD 33.22, Expires 8/09/12, Broker Deutsche Bank Securities Corp.	41,500	(125,786)
Strike Price USD 33.22, Expires 8/23/12, Broker Deutsche Bank Securities Corp.	41,500	(125,786)
Strike Price USD 36.95, Expires 9/14/12, Broker Deutsche Bank Securities Corp.	35,500	(10,457)
Aqua America, Inc.:
Strike Price USD 24.15, Expires 8/06/12, Broker Morgan Stanley & Co., Inc.	52,900	(78,810)
Strike Price USD 24.42, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	31,500	(38,367)
Strike Price USD 24.32, Expires 8/16/12, Broker Deutsche Bank Securities Corp.	7,500	(9,892)
Strike Price USD 24.35, Expires 8/16/12, Broker Morgan Stanley & Co., Inc.	31,500	(40,635)
Strike Price USD 25.56, Expires 8/29/12, Broker Morgan Stanley & Co., Inc.	7,100	(3,113)
Arthur J. Gallagher & Co., Strike Price USD 35.61, Expires 8/08/12, Broker Citigroup Global Markets, Inc.	38,000	(10,044)
AT&T Inc., Strike Price USD 35.04, Expires 8/09/12, Broker Goldman Sachs & Co.	98,000	(282,240)
Bank of Hawaii Corp., Strike Price USD 46.41, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	43,000	(44,091)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
BCE, Inc.:
Strike Price USD 42.13, Expires 8/24/12, Broker UBS Securities LLC	35,000	$(26,928)
Strike Price USD 42.61, Expires 9/06/12, Broker UBS Securities LLC	10,500	(4,755)
Bemis Co., Inc., Strike Price USD 30.40, Expires 8/27/12, Broker Morgan Stanley & Co., Inc.	75,500	(53,506)
Brady Corp., Class A, Strike Price USD 26.88, Expires 9/27/12, Broker Morgan Stanley & Co., Inc.	60,000	(66,619)
Bristol-Myers Squibb Co.:
Strike Price USD 34.75, Expires 8/07/12, Broker Banc of America Securities	27,000	(23,848)
Strike Price USD 35.35, Expires 9/07/12, Broker Banc of America Securities	91,000	(73,069)
California Water Service Group:
Strike Price USD 17.93, Expires 8/23/12, Broker Deutsche Bank Securities Corp.	29,000	(17,100)
Strike Price USD 19.05, Expires 9/06/12, Broker Banc of America Securities	6,500	(817)
Canadian National Railway Co.:
Strike Price USD 82.28, Expires 8/14/12, Broker Morgan Stanley & Co., Inc.	28,000	(163,074)
Strike Price USD 85.86, Expires 8/16/12, Broker Morgan Stanley & Co., Inc.	57,000	(162,367)
Chevron Corp.:
Strike Price USD 103.09, Expires 8/03/12, Broker Banc of America Securities	74,500	(483,282)
Strike Price USD 106.40, Expires 8/27/12, Broker Deutsche Bank Securities Corp.	131,000	(558,530)
The Chubb Corp.:
Strike Price USD 72.02, Expires 8/07/12, Broker Morgan Stanley & Co., Inc.	66,500	(69,460)
Strike Price USD 73.10, Expires 8/24/12, Broker Banc of America Securities	29,500	(19,841)
ConocoPhillips, Strike Price USD 56.97, Expires 9/04/12, Broker UBS Securities LLC	63,000	(29,723)
Cullen/Frost Bankers, Inc., Strike Price USD 57.37, Expires 8/06/12, Broker Goldman Sachs & Co.	50,000	(1,586)
Deere & Co., Strike Price USD 74.99, Expires 8/03/12, Broker Deutsche Bank Securities Corp.	62,500	(118,376)
Dominion Resources, Inc., Strike Price USD 52.34, Expires 8/07/12, Broker Morgan Stanley & Co., Inc.	59,000	(116,206)
The Dow Chemical Co., Strike Price USD 33.38, Expires 8/09/12, Broker Morgan Stanley & Co., Inc.	38,000	–
Duke Energy Corp., Strike Price USD 66.84, Expires 8/27/12, Broker UBS Securities LLC	36,000	(50,078)
E.I. du Pont de Nemours & Co., Strike Price USD 51.15, Expires 8/10/12, Broker Banc of America Securities	89,500	(10,420)

6	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Edison International:
Strike Price USD 45.99, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	33,000	$(15,836)
Strike Price USD 45.23, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	22,000	(23,539)
Energen Corp., Strike Price USD 42.02, Expires 8/22/12, Broker Banc of America Securities	57,500	(528,655)
EQT Corp., Strike Price USD 57.07, Expires 9/14/12, Broker Goldman Sachs & Co.	39,000	(70,825)
Erie Indemnity Co., Class A:
Strike Price USD 70.95, Expires 8/06/12, Broker Deutsche Bank Securities Corp.	23,300	(23,665)
Strike Price USD 72.42, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	15,000	(9,321)
Exxon Mobil Corp., Strike Price USD 86.33, Expires 9/04/12, Broker Citigroup Global Markets, Inc.	116,000	(239,244)
Family Dollar Stores, Inc., Strike Price USD 66.83, Expires 9/10/12, Broker Deutsche Bank Securities Corp.	28,000	(53,882)
Fastenal Co., Strike Price USD 40.80, Expires 8/08/12, Broker Deutsche Bank Securities Corp.	27,000	(64,775)
Federal Realty Investment Trust - REIT, Strike Price USD 100.01, Expires 8/07/12, Broker Morgan Stanley & Co., Inc.	20,100	(173,961)
Federated Investors, Inc., Class B, Strike Price USD 19.81, Expires 9/07/12, Broker Morgan Stanley & Co., Inc.	60,000	(55,105)
FirstEnergy Corp., Strike Price USD 48.09, Expires 8/07/12, Broker Citigroup Global Markets, Inc.	15,300	(32,589)
General Mills, Inc.:
Strike Price USD 38.95, Expires 8/24/12, Broker Deutsche Bank Securities Corp.	28,000	(8,113)
Strike Price USD 39.21, Expires 8/24/12, Broker Deutsche Bank Securities Corp.	100,000	(24,672)
Graco, Inc., Strike Price USD 45.49, Expires 8/14/12, Broker Banc of America Securities	22,000	(28,340)
HJ Heinz Co., Strike Price USD 53.93, Expires 8/06/12, Broker Goldman Sachs & Co.	90,500	(115,840)
The Home Depot, Inc., Strike Price USD 51.44, Expires 9/07/12, Broker UBS Securities LLC	125,000	(230,154)
Home Properties, Inc., Strike Price USD 61.36, Expires 8/07/12, Broker Credit Suisse First Boston	47,500	(201,994)
Honeywell International, Inc., Strike Price USD 56.29, Expires 8/08/12, Broker Citigroup Global Markets, Inc.	87,000	(168,552)
Iberiabank Corp., Strike Price USD 50.20, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	23,200	(715)
Integrys Energy Group, Inc., Strike Price USD 57.67, Expires 8/24/12, Broker Deutsche Bank Securities Corp.	40,900	(117,506)
International Business Machines Corp., Strike Price USD 191.50, Expires 9/13/12, Broker Banc of America Securities	52,500	(378,523)
ITC Holdings Corp., Strike Price USD 70.71, Expires 8/24/12, Broker Morgan Stanley & Co., Inc.	19,000	(69,492)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Johnson & Johnson, Strike Price USD 68.21, Expires 9/10/12, Broker Banc of America Securities	23,500	$(30,139)
Kimberly-Clark Corp., Strike Price USD 87.95, Expires 9/19/12, Broker UBS Securities LLC	31,500	(31,051)
Kraft Foods, Inc., Class A:
Strike Price USD 38.57, Expires 8/10/12, Broker Goldman Sachs & Co.	78,000	(94,802)
Strike Price USD 38.57, Expires 8/22/12, Broker Goldman Sachs & Co.	78,000	(102,447)
Lancaster Colony Corp., Strike Price USD 69.53, Expires 8/23/12, Broker Morgan Stanley & Co., Inc.	25,000	(58,732)
Liberty Property Trust:
Strike Price USD 37.49, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	20,000	(6,986)
Strike Price USD 36.30, Expires 10/04/12, Broker Deutsche Bank Securities Corp.	13,500	(16,706)
Limited Brands, Inc., Strike Price USD 43.01, Expires 8/03/12, Broker Citigroup Global Markets, Inc.	84,000	(381,360)
Lorillard, Inc., Strike Price USD 123.83, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	43,500	(209,444)
McGrath RentCorp, Strike Price USD 24.31, Expires 8/15/12, Broker UBS Securities LLC	22,400	(52,227)
Mead Johnson Nutrition Co., Strike Price USD 80.43, Expires 8/03/12, Broker Goldman Sachs & Co.	52,000	(1)
MeadWestvaco Corp., Strike Price USD 28.05, Expires 8/15/12, Broker Morgan Stanley & Co., Inc.	143,500	(124,633)
Merck & Co., Inc.:
Strike Price USD 37.72, Expires 8/06/12, Broker Morgan Stanley & Co., Inc.	26,500	(170,861)
Strike Price USD 37.72, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	26,500	(170,861)
Mercury General Corp., Strike Price USD 44.41, Expires 8/06/12, Broker Deutsche Bank Securities Corp.	31,000	–
Mine Safety Appliances Co., Strike Price USD 35.40, Expires 9/07/12, Broker Banc of America Securities	21,200	(16,737)
NACCO Industries, Inc., Class A, Strike Price USD 108.98, Expires 8/15/12, Broker Credit Suisse First Boston	11,400	(7,279)
New Jersey Resources Corp., Strike Price USD 43.55, Expires 8/06/12, Broker Citigroup Global Markets, Inc.	66,600	(156,443)
NextEra Energy, Inc., Strike Price USD 68.40, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	78,500	(196,619)
Northeast Utilities:
Strike Price USD 38.49, Expires 8/09/12, Broker Citigroup Global Markets, Inc.	85,200	(118,785)
Strike Price USD 39.19, Expires 8/30/12, Broker Citigroup Global Markets, Inc.	87,000	(91,649)
Strike Price USD 40.66, Expires 9/14/12, Broker Morgan Stanley & Co., Inc.	85,000	(43,228)

JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Northrop Grumman Corp., Strike Price USD 63.92, Expires 8/24/12, Broker Banc of America Securities	44,000	$ (108,324)
Northwest Natural Gas Co.:
Strike Price USD 48.24, Expires 8/30/12, Broker Goldman Sachs & Co.	22,000	(18,405)
Strike Price USD 49.31, Expires 9/28/12, Broker Banc of America Securities	21,900	(23,061)
Old Republic International Corp., Strike Price USD 8.35, Expires 9/04/12, Broker Citigroup Global Markets, Inc.	125,000	(23,671)
Olin Corp.:
Strike Price USD 20.27, Expires 8/02/12, Broker Banc of America Securities	65,000	(6,347)
Strike Price USD 21.36, Expires 8/10/12, Broker UBS Securities LLC	65,000	(1,264)
Otter Tail Corp.:
Strike Price USD 23.86, Expires 9/10/12, Broker Banc of America Securities	11,700	(3,816)
Strike Price USD 23.89, Expires 9/28/12, Broker Goldman Sachs & Co.	11,000	(5,909)
Pentair, Inc., Strike Price USD 40.05, Expires 8/14/12, Broker Goldman Sachs & Co.	40,000	(158,886)
Pfizer, Inc.:
Strike Price USD 21.93, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	70,000	(147,420)
Strike Price USD 23.68, Expires 9/07/12, Broker Morgan Stanley & Co., Inc.	206,000	(146,050)
PPL Corp., Strike Price USD 27.86, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	28,300	(29,460)
The Procter & Gamble Co., Strike Price USD 63, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	100,000	(160,835)
Public Service Enterprise Group, Inc.:
Strike Price USD 32.33, Expires 8/14/12, Broker UBS Securities LLC	43,500	(64,321)
Strike Price USD 32.40, Expires 8/29/12, Broker Banc of America Securities	43,500	(37,979)
Strike Price USD 33.09, Expires 9/14/12, Broker Banc of America Securities	52,000	(26,187)
Raytheon Co., Strike Price USD 56.59, Expires 8/28/12, Broker Deutsche Bank Securities Corp.	152,000	(74,837)
Realty Income Corp., Strike Price USD 41.73, Expires 8/27/12, Broker Morgan Stanley & Co., Inc.	38,000	(16,990)
Rockwell Collins, Inc., Strike Price USD 50.77, Expires 8/02/12, Broker Goldman Sachs & Co.	29,500	(7,288)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 68.17, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	27,500	(42,088)
Sempra Energy, Strike Price USD 69.93, Expires 8/28/12, Broker Goldman Sachs & Co.	32,500	(42,582)
South Jersey Industries, Inc., Strike Price USD 51.16, Expires 8/08/12, Broker Deutsche Bank Securities Corp.	35,000	(59,675)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
The Southern Co., Strike Price USD 48.59, Expires 9/27/12, Broker UBS Securities LLC	153,000	$(71,153)
Sovran Self Storage, Inc., Strike Price USD 56.48, Expires 9/26/12, Broker Deutsche Bank Securities Corp.	25,000	(50,217)
Spectra Energy Corp., Strike Price USD 31.03, Expires 9/27/12, Broker Banc of America Securities	49,000	(27,592)
Tanger Factory Outlet Centers, Strike Price USD 31.69, Expires 8/10/12, Broker Citigroup Global Markets, Inc.	36,000	(27,590)
Total SA - ADR, Strike Price USD 43.15, Expires 9/07/12, Broker Morgan Stanley & Co., Inc.	86,000	(255,063)
The Travelers Cos., Inc., Strike Price USD 63.75, Expires 9/19/12, Broker Morgan Stanley & Co., Inc.	120,000	(94,714)
Trustmark Corp., Strike Price USD 23.85, Expires 8/09/12, Broker Goldman Sachs & Co.	11,500	(6,268)
UDR, Inc.:
Strike Price USD 25.79, Expires 8/02/12, Broker Banc of America Securities	50,000	(41,100)
Strike Price USD 26.27, Expires 9/07/12, Broker Deutsche Bank Securities Corp.	28,000	(18,359)
Unilever NV, Strike Price USD 32.40, Expires 8/23/12, Broker UBS Securities LLC	208,000	(473,339)
United Parcel Service, Inc., Class B, Strike Price USD 77.32, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	63,000	(429)
United Technologies Corp., Strike Price USD 75.70, Expires 9/07/12, Broker Morgan Stanley & Co., Inc.	65,000	(86,065)
Universal Corp., Strike Price USD 46.48, Expires 8/02/12, Broker UBS Securities LLC	19,000	(108)
Valley National Bancorp, Strike Price USD 10.41, Expires 8/09/12, Broker Deutsche Bank Securities Corp.	113,300	(1)
Vector Group Ltd., Strike Price USD 16.97, Expires 8/23/12, Broker Credit Suisse First Boston	100,000	(15,808)
Verizon Communications, Inc.:
Strike Price USD 44.81, Expires 8/29/12, Broker Goldman Sachs & Co.	237,000	(190,543)
Strike Price USD 45, Expires 9/11/12, Broker Goldman Sachs & Co.	20,000	(17,154)
VF Corp., Strike Price USD 141.76, Expires 8/29/12, Broker Banc of America Securities	29,000	(247,948)
Vodafone Group Plc - ADR, Strike Price USD 27.16, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	20,400	(32,520)
Vulcan Materials Co., Strike Price USD 33.98, Expires 8/06/12, Broker Morgan Stanley & Co., Inc.	27,300	(129,944)
Washington REIT, Strike Price USD 28.93, Expires 8/27/12, Broker Deutsche Bank Securities Corp.	62,300	(28,099)
Weingarten Realty Investors:
Strike Price USD 25.65, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	26,000	(32,305)
Strike Price USD 27.09, Expires 9/10/12, Broker Citigroup Global Markets, Inc.	26,000	(15,982)

8	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
Wells Fargo & Co.:
Strike Price USD 31.70, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	172,000	$(362,920)
Strike Price USD 32.84, Expires 8/16/12, Broker Deutsche Bank Securities Corp.	145,000	(169,744)
Wisconsin Energy Corp.:
Strike Price USD 39.38, Expires 8/07/12, Broker Citigroup Global Markets, Inc.	30,200	(41,072)
Strike Price USD 40.10, Expires 8/29/12, Broker Citigroup Global Markets, Inc.	29,800	(24,972)

Total Over-the-Counter Call Options		(11,897,087)

Total Options Written (Premiums Received – $18,012,801) – (1.7)%		(24,992,799)

Value
Total Investments Net of Outstanding Options Written – 98.7%	$1,469,337,426
Other Assets Less Liabilities – 1.3%	18,615,390

Net Assets – 100.0%	$1,487,952,816

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,422,271,288

Gross unrealized appreciation	$108,402,676
Gross unrealized depreciation	(36,343,739)

Net unrealized appreciation	$72,058,937

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at July 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	30,155,024	28,946,450	59,101,474	$1,108	$51,054
BlackRock Liquidity Series, LLC Money Market Series	$446,250	$1,537,050	$1,983,300	–	$111,951

—	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

USD 96,596	CAD 97,000	UBS Securities LLC	8/01/12	$ (128)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

JULY 31, 2012	9

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,433,245,451	–	–	$1,433,245,451
Short-Term Securities	59,101,474	$1,983,300	–	61,084,774
Total	$1,492,346,925	$1,983,300	–	$1,494,330,225

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(10,429,020)	$(14,563,779)	–	$(24,992,799)
Foreign currency exchange contracts	(128)	–	–	(128)
Total	$(10,429,148)	$(14,563,779)	–	$(24,992,927)

[2]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,967	–	–	$5,967
Foreign currency	98,370	–	–	98,370
Cash pledged as collateral for options written	1,100,000	–	–	1,100,000
Liabilities:
Collateral on securities loaned at value	–	$(1,983,300)	–	(1,983,300)
Total	$1,204,337	$(1,983,300)	–	$(778,963)

There were no transfers between levels during the period ended July 31, 2012.

10	JULY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date:	September 25, 2012